Risk management and financial instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Risk management and financial instruments
Maximum credit risk exposure	R$ 218,929	R$ 264,415
Cash and cash equivalents
Risk management and financial instruments
Maximum credit risk exposure	63,742	100,243
Financial investment
Risk management and financial instruments
Maximum credit risk exposure	0	8,160
Restricted cash
Risk management and financial instruments
Maximum credit risk exposure	6,403	0
Trade accounts receivable
Risk management and financial instruments
Maximum credit risk exposure	R$ 148,784	R$ 156,012